Investments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended	48 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Jul. 24, 2020
Related Party Transaction [Line Items]
Short term investments average maturity period	2 years 8 months 12 days	3 years 4 months 24 days
Purchase of investments in equity - long term	$ 3,577	$ 3,212	$ 3,890	$ 13,300	$ 16,900
Increase in fair value	3,200	2,500
Carrying value of long-term investments in equity	22,600	15,800		15,800	22,600
Commitment to acquire future long-term investments	17,400				17,400
Equity method investments (Note 3c)	$ 2,373	4,534		$ 4,534	$ 2,373	$ 4,900
Ownership percentage	49.00%				49.00%
Majority investor, ownership percentage	51.00%				51.00%
Period majority voting share capital can be sold to the company	18 months
Loss on equity method investments	$ 2,161	$ 366	$ 0
Oncacare
Related Party Transaction [Line Items]
Loan granted tp related party	$ 10,000
Related party, loan interest rate	1.60%